PROPERTY, PLANT AND EQUIPMENT, Contractual Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Changes in property, plant and equipment [abstract]
Contractual commitments for acquisition of property, plant and equipment	$ 44.9	$ 7.5